UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

MUTUAL FUNDS

John Hancock Greater China Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2009

John Hancock Greater China Opportunities Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value

Common stocks 97.92%		$140,426,138
(Cost $98,526,795)

China 28.53%		40,909,278
Anhui Conch Cement Co. Ltd.	310,000	2,245,600
Bank of China Ltd.	5,499,000	2,732,545
China Construction Bank Corp.	6,476,000	5,192,705
China Life Insurance Co. Ltd.	1,440,000	6,397,747
China Petroleum and Chemical Corp. (Sinopec)	2,311,000	2,077,773
China Shenhua Energy Co. Ltd.	588,500	2,392,008
Dongfeng Motor Group Co. Ltd.	2,872,000	3,048,854
Huaneng Power International, Inc.	950,000	748,489
Industrial & Commercial Bank of China	8,810,000	6,305,664
Maanshan Iron and Steel Co. Ltd.	1,870,000	1,449,335
PetroChina Co. Ltd.	2,593,000	3,059,168
Tencent Holdings Ltd.	223,400	3,013,174
ZTE Corp.	515,504	2,246,216

Hong Kong 40.64%		58,283,779
Angang Steel Co Ltd.	298,000	678,352
Bank of Communications Co. Ltd.	1,870,000	2,290,645
BOC Hong Kong (Holdings) Ltd.	907,000	1,912,258
Cheung Kong (Holdings) Ltd.	288,000	3,698,338
China Citic Bank	1,000,000	690,864
China Everbright Ltd.	250,000	780,956
China Mobile Ltd.	690,000	7,211,813
China National Materials Co. Ltd.	1,761,000	1,658,312
China Overseas Land & Investment Ltd.	1,413,360	3,461,617
China Power New Energy Development Company Ltd. (I)	17,000,000	1,334,480
China Resources Land Ltd.	1,080,000	2,602,233
Citic Pacific Ltd.	482,000	1,376,877
CNOOC Ltd.	3,157,000	4,223,128
CNPC Hong Kong Ltd.	1,000,000	1,016,838
Daphne International Holdings Ltd.	2,220,000	1,503,245
Golden Eagle Retail Group Ltd.	1,270,000	1,667,500
Hong Kong Exchange & Clearing Ltd.	128,000	2,393,186
Hutchison Whampoa Ltd.	315,000	2,337,994
Li & Fung Ltd.	410,000	1,195,263
Lifestyle International Holdings Ltd.	736,500	1,113,728
Melco International Development Ltd.	1,909,000	1,227,554
MTR Corp. Ltd.	408,000	1,475,889
New World Development Co. Ltd.	973,000	2,318,943
Orient Overseas International Ltd. (I)	300,000	1,666,177
Shun Tak Holdings Ltd.	2,150,000	1,761,832
Sino Land Co. Ltd.	930,000	1,872,465
Sun Hung Kai Properties Ltd.	191,000	2,862,640
TCL Multimedia Technology Holdings Ltd. (I)	2,534,000	1,342,940
Zijin Mining Group Co. Ltd.	650,000	607,712

Taiwan 28.75%		41,233,081
Acer, Inc.	636,300	1,341,784
Asia Cement Corp.	858,000	917,714
AU Optronics Corp.	1,740,000	1,935,584
Catcher Technology Co. Ltd.	240,000	672,871
China Steel Corp.	1,460,200	1,410,616

John Hancock Greater China Opportunities Fund
Securities owned by the Fund on
July 31, 2009 (Unaudited)

	Shares	Value

Taiwan (continued)
Coretronic Corp.	1,648,000	1,956,173
Epistar Corp.	500,000	1,365,197
Far Eastern Textile Co. Ltd.	1,935,000	2,181,753
First Financial Holding Co. Ltd.	4,977,500	3,063,794
Fubon Financial Holding Co. Ltd.	4,115,000	4,219,187
HON HAI Precision Industry Co. Ltd.	1,184,900	4,099,454
MediaTek, Inc.	124,248	1,785,226
Quanta Computer, Inc.	1,111,000	2,106,008
Radiant Opto-Electronics Corp.	1,318,400	1,910,434
Simplo Technology Co. Ltd.	225,500	989,584
Soft-World International Corp.	277,000	1,612,414
Taiwan Fertilizer Co. Ltd.	835,000	2,646,222
Taiwan Semiconductor Manufacturing Co. Ltd.	3,232,090	5,801,170
Uni-President Enterprises Corp.	550,000	570,721
Yuanta Financial Holding Co. Ltd.	900,000	647,175

Total investments (Cost $98,526,795)† 97.92%		$140,426,138

Liabilities in excess of other assets 2.08%		$2,989,646

Total net assets 100.00%		$143,415,784

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

† At July 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $99,178,615. Net unrealized appreciation aggregated $41,247,523, of which $42,803,132 related to appreciated investment securities and $1,555,609 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs

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reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Total
China	-	$ 40,909,278	-	$ 40,909,278
Hong Kong	-	58,283,779	-	58,283,779
Taiwan	-	41,233,081	-	41,233,081
Total Investments in
Securities	-	$140,426,138	-	$140,426,138

Foreign currency translation
The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Risks associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Risks of investing in the Greater China region
Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. Investments in Taiwan could be adversely affected by its political and economic relationship with China. In addition, the willingness of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain, and changes in government policy could significantly affect these markets. Consequently, the Fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. issuers.

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More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada
M4W IE5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

080Q3 7/09
9/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 15, 2009